Share-Based Compensation (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value ($)
Outstanding at beginning of year	12,000	4.99
Granted	-	-
Exercised	-	-
Terminated	5,500	4.30
Outstanding at end of period	6,500	5.57	1.9
Vested and expected to vest at end of period	6,500	5.57	1.9	-
Exercisable at end of period	6,500	5.57	1.9	-

	Number of Shares			Weighted Average Exercise
	Authorized	Granted	Available	Price
Balance January 1, 2010	39,000	26,000	13,000	$4.57
Expired	-	(3,000)	3,000	5.03
Granted	-	-	-	-
Balance December 31, 2010	39,000	23,000	16,000	4.51
Expired	(10,000)	(11,000)	1,000	3.97
Granted	-	-	-	-
Balance December 31, 2011	29,000	12,000	17,000	4.99

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.65 - $1.99	3,000	3.6	$0.92	-
2.00 - 5.99	1,500	1.9	4.55	-
6.00 - 6.99	2,500	0.5	6.10	-
7.00 - 7.99	5,000	2.3	7.00	-
Total	12,000	2.2	4.99	-